Fair Value Accounting - Schedule of Fair Value Measurements Using Significant Unobservable Inputs (Level 3) (Details) - Other investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 14,831	$ 12,560
Included in earnings	374	641
Additions	2,775	1,630
Ending balance	17,980	14,831
Total net gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets still held	$ 374	$ 641